Capital adequacy - Leverage ratio (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
On-balance sheet exposures	kr 311,069	kr 288,146
Off-balance sheet exposures	42,862	35,856
Total exposure measure	kr 353,931	kr 324,002
Leverage ratio	5.40%	5.70%